CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 40,200	$ 101,258
Short-term deposits	45,811
Restricted deposit	5,909	3,306
Trade receivables	1,050	736
Prepaid expenses and other current assets	10,155	4,730
Total current assets	103,125	110,030
LONG-TERM ASSETS:
Prepaid expenses and other long-term assets	1,882	1,094
Property and equipment, net	7,205	4,231
Intangible assets, net	4,474
Goodwill	1,736
Total long-term assets	15,297	5,325
TOTAL ASSETS	118,422	115,355
CURRENT LIABILITIES:
Trade payables	4,611	4,091
Employees and payroll accruals	13,645	5,881
Deferred revenues	64,058	35,784
Accrued expenses and other current liabilities	14,186	5,903
Total current liabilities	96,500	51,659
LONG-TERM LIABILITIES:
Long-term deferred revenues	2,540	1,400
Long-term deferred tax liabilities	732
Total long-term liabilities	3,272	1,400
TOTAL LIABILITIES	99,772	53,059
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 500,000,000 shares at December 31, 2013 and 2014; Issued and outstanding: 37,493,217 and 38,419,193 shares at December 31, 2013 and 2014, respectively;	63	60
Additional paid in capital, net	166,615	151,011
Other comprehensive loss	(2,950)	(263)
Accumulated deficit	(145,078)	(88,512)
Total shareholders' equity	18,650	62,296
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 118,422	$ 115,355